PCX equities

02025997

1-8634

CertPAC

VIA FACSIMILE AND U.S. MAIL

May 24, 2002

RECD S.E.C.
MAY 24 2002
1086

Ms. Krista M. Hughes
Branch Chief
Branch of Filer Support II, Mailstop 1-4
U.S. Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

PROCESSED
MAY 29 2002
THOMSON FINANCIAL

Re: Temple-Inland Inc.
Original Listing of 7.50% Upper DECS℠

Dear Ms. Hughes:

Please be advised that PCX Equities, Inc. ("PCXE") has received and approved for listing on the Pacific Exchange, Inc. ("Exchange") the above-referenced security.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope.

If there are any questions, please call me at (415) 393-4208. Your assistance is greatly appreciated.

Sincerely,

Aaron L. Autajay

Aaron L. Autajay
Listings Representative
Equities Securities Qualification

Enclosure

cc (w/o enclosure): Grant F. Adamson (via U.S. Mail only)
Lauren Griswold